Statements of Changes in Shareholders’ Equity (Deficit) - ILS (₪) ₪ in Thousands	Share capital and premium	Capital reserve in respect of share-based payment	Receipts on account of unallotted shares	Accumulated deficit	Total
Balance at Dec. 31, 2019	₪ 13,902	₪ 684	₪ 2,402	₪ (36,757)	₪ (19,769)
Share-based payment to employees		2,349			2,349
Share-based payment to service providers		2,044			2,044
Issuance of seed shares through private placement transaction	2,443		(2,402)		41
Proceeds allocated to shares as part of a private placement transaction of ordinary shares	2,830				2,830
Conversion of bridge investments into ordinary shares	15,932				15,932
Issuance of ordinary shares through private placement transaction	630				630
Issuance of ordinary shares through Israeli IPO transaction, net of issuance costs	23,720				23,720
Issuance of units consists of ordinary shares and warrants (series 1) as part of shelf prospectus through second public offering transaction, net of issuance costs	20,887				20,887
Exercise of options into ordinary shares	96				96
Comprehensive loss for year				(13,566)	(13,566)
Balance at Dec. 31, 2020	80,440	5,077		(50,323)	35,194
Share-based payment to employees		1,892			1,892
Share-based payment to service providers		1,456			1,456
Exercise of non-registered rights into ordinary shares
Comprehensive loss for year				(26,490)	(26,490)
Balance at Dec. 31, 2021	80,440	8,425		(76,813)	12,052
Share-based payment to employees		1,157			1,157
Share-based payment to service providers		1,056			1,056
Partial exercise of over-allotment option into warrants		(158)			(158)
Expiration of over-allotment option	435	(435)
Net proceed allocated to ADS and prefunded warrants through initial public offering	32,268				32,268
Issuance of ADS through private placement transaction	5,141				5,141
Comprehensive loss for year				(24,962)	(24,962)
Balance at Dec. 31, 2022	₪ 118,284	₪ 10,045		₪ (101,775)	₪ 26,554